INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Contingency [Line Items]
Domestic operating income (loss)		$ 2,900	$ 2,400	$ (1,300)
Foreign operating income (loss)		135	223	169
Income tax expense (benefit)		598	439	(744)
Tax settlement benefit	$ 398
Valuation allowance		1,570
Federal operating loss credit carryforward		810	2,700
Undistributed earnings of foreign subsidiaries		30
Additional taxes if undistributed earnings were remitted		8
Income tax penalties and interest accrued		63	50
Unrecognized tax benefits, tax penalties and interest expense		13	14	(60)
Foreign Tax Authority
Income Tax Contingency [Line Items]
Income tax expense (benefit)		$ 35	$ 59	$ 45